Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,884,000
Previously Paid Amount	0.00
Total Fee Amount	950.68
Total Offset Amount	0.00
Net Fee	950.68
Narrative - Max Aggregate Offering Price	$ 6,884,000
Final Prospectus	true